Matthews Japan Active ETFMarch 31, 2026
Schedule of Investments (unaudited)

COMMON EQUITIES: 97.7%
	Shares	Value
Industrials: 27.2%
Trading Companies & Distributors: 7.3%
Marubeni Corp.	5,900	$208,349
Sumitomo Corp.	5,400	196,191
Toyota Tsusho Corp.	3,000	112,200
		516,740
Machinery: 5.0%
Kawasaki Heavy Industries, Ltd.	9,000	163,888
MISUMI Group, Inc.	6,800	112,222
Fuji Corp.	2,600	76,175
		352,285
Industrial Conglomerates: 4.8%
Hitachi, Ltd.	9,500	266,566
Hikari Tsushin, Inc.	300	74,939
		341,505
Electrical Equipment: 3.6%
Mitsubishi Electric Corp.	4,700	147,361
Fuji Electric Co., Ltd.	1,600	106,405
		253,766
Professional Services: 2.1%
Recruit Holdings Co., Ltd.	3,600	147,675
Ground Transportation: 1.6%
East Japan Railway Co.	5,000	113,929
Construction & Engineering: 1.2%
Kinden Corp.	1,900	83,266
Marine Transportation: 0.9%
Mitsui OSK Lines, Ltd.	1,500	61,248
Commercial Services & Supplies: 0.7%
Itoki Corp.	2,600	49,438
Total Industrials		1,919,852

Consumer Discretionary: 19.6%
Household Durables: 6.0%
Sony Group Corp.	12,300	248,103
Panasonic Holdings Corp.	10,800	175,520
		423,623
Automobile Components: 4.0%
Sumitomo Electric Industries, Ltd.	2,500	131,686
Yokohama Rubber Co., Ltd.	2,200	80,497
GS Yuasa Corp.	2,200	72,974
		285,157
Automobiles: 3.4%
Toyota Motor Corp.	8,100	160,992
Isuzu Motors, Ltd.	5,500	76,783
		237,775
Textiles, Apparel & Luxury Goods: 2.3%
Asics Corp.	6,300	164,579

	Shares	Value
Specialty Retail: 2.2%
Fast Retailing Co., Ltd.	400	$154,956
Broadline Retail: 1.7%
Ryohin Keikaku Co., Ltd.	5,600	117,357
Total Consumer Discretionary		1,383,447

Financials: 17.3%
Banks: 9.1%
Mitsubishi UFJ Financial Group, Inc.	19,700	321,956
Sumitomo Mitsui Financial Group, Inc.	5,500	173,065
Japan Post Bank Co., Ltd.	9,300	147,167
		642,188
Insurance: 4.4%
MS&AD Insurance Group Holdings, Inc.	6,800	172,340
Tokio Marine Holdings, Inc.	3,000	137,809
		310,149
Financial Services: 2.3%
ORIX Corp.	5,500	159,272
Capital Markets: 1.5%
Nomura Holdings, Inc.	14,300	108,223
Total Financials		1,219,832

Information Technology: 12.6%
Semiconductors & Semiconductor Equipment: 8.6%
Tokyo Electron, Ltd.	1,400	327,626
Rohm Co., Ltd.	6,300	120,899
Renesas Electronics Corp.	7,600	102,781
Tokyo Seimitsu Co., Ltd.	700	58,124
		609,430
IT Services: 2.2%
NEC Corp.	6,400	154,720
Electronic Equipment, Instruments & Components: 1.8%
Anritsu Corp.	7,200	123,915
Total Information Technology		888,065

Health Care: 4.6%
Pharmaceuticals: 4.6%
Astellas Pharma, Inc.	9,100	144,088
Shionogi & Co., Ltd.	5,600	122,109
Sawai Group Holdings Co., Ltd.	4,500	62,512
Total Health Care		328,709

Materials: 4.5%
Chemicals: 4.5%
Shin-Etsu Chemical Co., Ltd.	5,800	228,187
Resonac Holdings Corp.	1,200	73,935
Osaka Soda Co., Ltd.	1,300	13,949
Total Materials		316,071

Consumer Staples: 4.4%
Food Products: 2.2%
NH Foods, Ltd.	1,900	83,959

Matthews Japan Active ETFMarch 31, 2026
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Ajinomoto Co., Inc.	2,600	$71,860
		155,819
Personal Care Products: 1.3%
Kao Corp.	2,400	93,200
Consumer Staples Distribution & Retail: 0.9%
Kobe Bussan Co., Ltd.	1,900	41,251
Seven & i Holdings Co., Ltd.	1,700	22,691
		63,942
Total Consumer Staples		312,961

Real Estate: 3.7%
Real Estate Management & Development: 3.7%
Sumitomo Realty & Development Co., Ltd.	4,600	126,992
Mitsubishi Estate Co., Ltd.	3,000	81,482
NS Group, Inc.	5,900	57,372
Total Real Estate		265,846

Communication Services: 2.6%
Wireless Telecommunication Services: 1.4%
SoftBank Group Corp.	4,300	96,087
Entertainment: 1.2%
Konami Group Corp.	700	85,075
Total Communication Services		181,162

Energy: 1.2%
Oil, Gas & Consumable Fuels: 1.2%
Inpex Corp.	2,800	82,333
Total Energy		82,333

TOTAL COMMON EQUITIES		6,898,278
(Cost $6,257,493)
SHORT-TERM INVESTMENTS: 1.2%
	Shares	Value
Money Market Funds: 1.2%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[a]	88,442	$88,442
(Cost $88,442)

Total Investments: 98.9%		6,986,720
(Cost $6,345,935)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		74,514
Net Assets: 100.0%		$7,061,234

a	Rate shown is the current yield as of March 31, 2026.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).